Goodwill and Intangible Assets (Details) - Summary of estimated future amortization expense - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (Remaining three months)	$ 1,027
2023	4,106	$ 3,738
2024	4,031	3,738
2025	4,006	3,663
2026	4,006	3,638
2026		3,638
Thereafter		20,387
Thereafter	24,441
Total	$ 41,617	$ 38,802	$ 42,540